Property, Plant and Equipment (Details) - Schedule of Property Plant and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	$ 543,896	$ 543,896
Accumulated depreciation	(409,358)	(175,699)
Total	134,538	368,197
Equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	104,294	104,294
Leasehold Improvements [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	$ 439,602	$ 439,602